Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Debt, by Type Alternative [Abstract]
Schedule of Borrowing in Respective Balance Sheet
Borrowings were as follows as of the respective balance sheet dates:

	As of December 31,
	2022	2023
	RMB	RMB
Long-term secured bank borrowings, current portion	—	215,615
Long-term secured bank borrowings, non-current portion	—	1,938,385

Total	—	2,154,000

Schedule of Long-term Borrowings
As of December 31, 2023, the long-term borrowings, including the portion due within one year which were recorded in “Long-term borrowings, current portion”, will be repaid according to the following schedule:

Amounts
RMB
2024	215,615
2025	1,938,385

Total	2,154,000